UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06383

Nuveen Michigan Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/29

Date of reporting period:         11/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Michigan Quality Income Municipal Fund (NUM)
	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.6% (99.4% of Total Investments)

	MUNICIPAL BONDS – 148.6% (99.4% of Total Investments)

	Consumer Staples – 4.7% (3.1% of Total Investments)
$ 7,100	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/17 at 100.00	B–	$ 6,554,720
	Senior Lien Series 2007A, 6.000%, 6/01/34
8,650	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	8,663,927
	Series 2008A, 6.875%, 6/01/42
15,750	Total Consumer Staples			15,218,647
	Education and Civic Organizations – 15.1% (10.1% of Total Investments)
1,220	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014,	10/24 at 100.00	Aa3	1,386,798
	5.000%, 10/01/39
1,000	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007,	11/16 at 100.00	B	725,190
	5.250%, 11/01/36
1,255	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005,	2/16 at 100.00	B–	904,842
	5.750%, 11/01/30
500	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B,	12/24 at 100.00	A+	584,145
	5.000%, 12/01/28
990	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning	10/21 at 100.00	BB–	1,003,672
	Academy Project, Refunding Series 2011, 7.000%, 10/01/31
	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,
	Kettering University, Series 2001:
1,685	5.500%, 9/01/17 – AMBAC Insured	3/16 at 100.00	N/R	1,687,224
1,170	5.000%, 9/01/26 – AMBAC Insured	3/16 at 100.00	N/R	1,170,281
240	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	243,677
	Montessori Academy, Series 2007, 6.500%, 12/01/37
5,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	AA+	5,578,100
7,790	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/41	8/23 at 100.00	AA+	8,809,008
3,445	Michigan Technological University, General Revenue Bonds, Refunding Series 2012A,	10/21 at 100.00	A1	3,926,267
	5.000%, 10/01/34
4,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	4,551,240
5,000	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2008, 5.000%,	No Opt. Call	AA	5,459,850
	11/15/35 – AGM Insured
3,700	Wayne State University, Michigan, General Revenue Bonds, Series 2013A, 5.000%, 11/15/40	11/23 at 100.00	AA–	4,137,044
525	Western Michigan University, General Revenue Bonds, Refunding Series 2011, 5.000%, 11/15/31	11/21 at 100.00	A1	580,388
	Western Michigan University, General Revenue Bonds, Refunding Series 2013:
750	5.250%, 11/15/33 – AGM Insured	11/23 at 100.00	AA	857,258
4,250	5.000%, 11/15/39 – AGM Insured	11/23 at 100.00	AA	4,720,603
	Western Michigan University, General Revenue Bonds, Refunding Series 2015A:
1,500	5.000%, 11/15/40	5/25 at 100.00	A1	1,678,545
1,135	5.000%, 11/15/45	5/25 at 100.00	A1	1,262,370
45,155	Total Education and Civic Organizations			49,266,502
	Health Care – 21.2% (14.2% of Total Investments)
4,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson	7/21 at 100.00	AA–	4,447,680
	Healthcare, Refunding Series 2011A, 5.000%, 7/01/29
1,800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance	6/20 at 100.00	AA	1,961,658
	Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System,
	Refunding Series 2011C:
5,500	5.000%, 1/15/31	1/22 at 100.00	AA	6,072,220
2,000	5.000%, 1/15/42	1/22 at 100.00	AA	2,154,880
1,780	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding	8/24 at 100.00	A1	2,007,164
	Series 2015A, 5.000%, 8/01/32
4,015	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding	6/24 at 100.00	A+	4,409,715
	Series 2014, 5.000%, 6/01/39
3,930	Michigan Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Refunding Series	8/23 at 100.00	A1	4,337,620
	2013, 5.000%, 8/15/31
6,060	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series	5/25 at 100.00	A+	6,691,452
	2015, 5.000%, 11/15/45
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012,	11/22 at 100.00	A+	3,240,150
	5.000%, 11/15/42
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,000	5.000%, 11/01/25	11/22 at 100.00	A1	1,143,350
1,000	5.000%, 11/01/26	No Opt. Call	A1	1,136,030
3,750	5.000%, 11/01/42	11/22 at 100.00	A1	4,001,438
9,615	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA–	10,547,941
	5.000%, 12/01/39
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,
	Refunding Series 2009:
150	5.000%, 11/15/20	11/19 at 100.00	A–	167,993
7,300	5.750%, 11/15/39	11/19 at 100.00	A–	8,286,084
2,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	11/16 at 100.00	A–	2,074,500
	System, Series 2006A, 5.250%, 11/15/46
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	1,077,680
	2009C, 5.000%, 12/01/48
4,880	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	3/24 at 100.00	A1	5,354,629
	Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39
62,780	Total Health Care			69,112,184
	Housing/Multifamily – 4.3% (2.9% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue	12/20 at 101.00	AA	2,926,397
	Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)
535	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	4/16 at 100.00	AA	539,976
	Project, Series 1993, 5.625%, 10/15/18 – AGM Insured
810	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	4/16 at 100.00	AA	812,017
	Project, Series 1993, 6.000%, 4/15/18 – AGM Insured
	Michigan Housing Development Authority, Multifamily Housing Revenue Bonds, Series 1988A:
1,395	3.375%, 11/01/16 (Alternative Minimum Tax)	2/16 at 100.00	AA	1,397,692
1,405	3.875%, 11/01/17 (Alternative Minimum Tax)	2/16 at 100.00	AA	1,407,670
2,300	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	2/16 at 100.00	AA	2,302,875
	4/01/31 – AGM Insured (Alternative Minimum Tax)
1,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A,	10/20 at 100.00	AA	1,932,401
	5.000%, 10/01/35
1,725	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012A-2,	4/22 at 100.00	AA	1,782,788
	4.625%, 10/01/41
1,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D,	No Opt. Call	AA	1,005,520
	4.000%, 10/01/42
13,670	Total Housing/Multifamily			14,107,336
	Housing/Single Family – 0.9% (0.6% of Total Investments)
2,495	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/20 at 100.00	AA+	2,649,840
	2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)
380	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/21 at 100.00	AA+	393,718
	2011A, 4.600%, 12/01/26
2,875	Total Housing/Single Family			3,043,558
	Tax Obligation/General – 38.9% (26.0% of Total Investments)
2,310	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds,	5/22 at 100.00	Aa1	2,695,216
	Refunding Series 2012, 5.000%, 5/01/29
840	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School	No Opt. Call	Aa2	1,014,846
	Building & Site Series 2015, 5.000%, 5/01/24
2,200	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	2,377,738
	Series 2008, 5.000%, 5/01/38
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa1	104,912
	5.000%, 5/01/37 – AGM Insured
	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2012:
1,000	4.000%, 5/01/32	5/21 at 100.00	AA–	1,038,480
500	4.000%, 5/01/33	5/21 at 100.00	AA–	518,235
1,135	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/24 at 100.00	AA–	1,263,448
	Bonds, School Building & Site Series 2014, 5.000%, 5/01/39
7,740	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	Aa1	8,085,281
	Bonds, Series 2007, 4.750%, 5/01/32 – NPFG Insured
875	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Refunding	No Opt. Call	AA–	999,171
	Series 2012, 5.000%, 5/01/20
	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building
	& Site, Series 2011B:
1,200	5.500%, 5/01/36	5/21 at 100.00	AA–	1,394,592
2,190	5.500%, 5/01/41	5/21 at 100.00	AA–	2,545,130
	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation
	Bonds, Building Authority Stadium Refunding Series 2012:
2,615	5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	2,908,115
1,000	5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	1,121,660
1,645	5.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	1,860,479
4,850	5.000%, 10/01/26 – AGM Insured	10/22 at 100.00	AA	5,325,009
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	6,902,217
3,000	0.000%, 12/01/26	No Opt. Call	AAA	2,243,310
100	0.000%, 12/01/27	No Opt. Call	AAA	72,706
5,305	0.000%, 12/01/29	No Opt. Call	AAA	3,576,737
	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007:
860	5.000%, 9/01/24 – NPFG Insured	9/17 at 100.00	AA	918,876
2,000	5.000%, 9/01/27 – NPFG Insured	9/17 at 100.00	AA	2,121,060
1,025	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/34	1/25 at 100.00	AAA	1,192,270
3,440	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015,	1/25 at 100.00	AAA	4,049,396
	5.000%, 1/01/31
	Lake Saint Claire Clean Water Drain Drainage District, Macomb County, Michigan, General
	Obligation Bonds, Series 2013:
1,000	5.000%, 10/01/25	10/23 at 100.00	AA+	1,178,820
1,020	5.000%, 10/01/26	10/23 at 100.00	AA+	1,190,146
2,505	Lincoln Consolidated School District, Washtenaw and Wayne Counties, Michigan, General	5/16 at 100.00	Aa1	2,548,762
	Obligation Bonds, Series 2006, 5.000%, 5/01/25 – NPFG Insured
2,160	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa1	2,264,846
	5.000%, 5/01/37 – AGM Insured
1,925	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	2,018,979
	5.000%, 5/01/30 – SYNCORA GTY Insured
4,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A,	12/21 at 100.00	Aa1	4,746,880
	5.000%, 12/01/22
1,000	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A,	5/19 at 100.00	Aa1	1,125,720
	5.500%, 11/01/25
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%,	No Opt. Call	Aa2	2,917,575
	5/01/22 – NPFG Insured
2,945	Muskegon Community College District, Michigan, General Obligation Bonds, Community Facility	5/24 at 100.00	AA	3,415,935
	Series 2013I, 5.000%, 5/01/38 – BAM Insured
	Muskegon County, Michigan, General Obligation Wastewater Bonds, Management System 1,
	Refunding Series 2015:
1,350	5.000%, 11/01/33	11/25 at 100.00	AA	1,543,995
1,730	5.000%, 11/01/36	11/25 at 100.00	AA	1,956,699
6,820	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aaa	7,165,842
	Series 2007, 5.000%, 5/01/36 – AGM Insured
	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007:
4,330	5.000%, 8/01/26 (Pre-refunded 8/01/17) – NPFG Insured (UB)	8/17 at 100.00	Aaa	4,640,937
5,620	5.000%, 8/01/30 (Pre-refunded 8/01/17) – NPFG Insured (UB)	8/17 at 100.00	Aaa	6,023,572
5,785	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa1	6,028,896
	4.750%, 5/01/36 – AGM Insured
750	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, School	5/18 at 100.00	Aa1	809,243
	Building & Site, Series 2008, 5.000%, 5/01/28 – AGC Insured
	Port Huron, Michigan, General Obligation Bonds, Refunding & Capital Improvement Series 2011:
1,585	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	1,733,071
640	5.250%, 10/01/37 – AGM Insured	10/21 at 100.00	AA	701,101
	Port Huron, Michigan, General Obligation Bonds, Series 2011B:
530	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	579,513
800	5.250%, 10/01/40 – AGM Insured	10/21 at 100.00	AA	872,840
500	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding Series	No Opt. Call	AA–	561,375
	2012, 5.000%, 5/01/19
2,100	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa1	2,259,264
	5/01/33 – AGM Insured
625	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding	No Opt. Call	Aa2	720,131
	Series 2014, 5.000%, 5/01/20
1,435	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School	5/24 at 100.00	AA	1,595,175
	Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured
350	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AA	395,329
	2009, 5.125%, 12/01/33 – AGC Insured
3,600	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa1	3,873,024
	5/01/34 – AGM Insured
550	Troy School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series	5/25 at 100.00	AA	659,153
	2015, 5.000%, 5/01/26
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building &
	Site, Series 2008:
1,110	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	Aa1	1,194,726
2,150	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	Aa1	2,314,110
1,600	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	11/23 at 100.00	Aa1	1,790,528
	School Building & Site Series 2014, 5.000%, 5/01/40
1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	Aa2	1,987,390
	Series 1996, 5.500%, 5/01/25 – NPFG Insured
1,475	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds, Refunding	5/21 at 100.00	AA	1,591,776
	Series 2011, 4.500%, 5/01/31 – AGM Insured
121,045	Total Tax Obligation/General			126,734,237
	Tax Obligation/Limited – 19.0% (12.7% of Total Investments)
	Grand Rapids Building Authority, Kent County, Michigan, General Obligation Bonds, Refunding
	Series 2011:
560	5.000%, 10/01/28	10/21 at 100.00	AA	642,779
500	5.000%, 10/01/30	10/21 at 100.00	AA	576,745
500	5.000%, 10/01/31	10/21 at 100.00	AA	575,990
1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	No Opt. Call	AA	1,015,500
	Series 1998, 5.000%, 4/01/16
2,200	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds,	2/24 at 103.00	N/R	2,478,388
	Series 2013A, 5.950%, 2/01/42
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional
	Convention Facility Authority Local Project, Series 2014H-1:
1,240	5.000%, 10/01/20	10/19 at 100.00	AA–	1,391,801
2,000	5.000%, 10/01/24	10/23 at 100.00	AA–	2,351,400
2,000	5.000%, 10/01/25	10/24 at 100.00	AA–	2,365,000
11,025	5.000%, 10/01/39	10/24 at 100.00	AA–	12,201,475
4,730	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	4,859,129
	5.000%, 7/01/22
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
7,000	0.000%, 10/15/27 – AGM Insured	10/16 at 58.27	AA	4,024,720
7,720	0.000%, 10/15/28 – AGM Insured	10/16 at 55.35	AA	4,213,267
865	0.000%, 10/15/30 – NPFG Insured	10/16 at 50.02	Aa2	425,494
6,140	5.000%, 10/15/36 – NPFG Insured	10/16 at 100.00	Aa2	6,237,073
4,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Refunding	10/25 at 100.00	Aa2	4,565,320
	Series 2015-I, 5.000%, 4/15/38
	Michigan State Trunk Line Fund Bonds, Series 2011:
1,100	5.000%, 11/15/24	11/21 at 100.00	AA+	1,277,540
1,750	5.000%, 11/15/29	11/21 at 100.00	AA+	2,062,200
1,605	5.000%, 11/15/31	11/21 at 100.00	AA+	1,884,880
1,160	4.000%, 11/15/32	11/21 at 100.00	AA+	1,220,912
1,970	5.000%, 11/15/36	11/21 at 100.00	AA+	2,256,143
1,370	Michigan State Trunk Line Fund Refunding Bonds, Refunding Series 2015, 5.000%, 11/15/22	No Opt. Call	AA+	1,663,509
	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015:
1,065	5.000%, 11/15/19	No Opt. Call	AA+	1,223,334
1,950	5.000%, 11/15/29	11/24 at 100.00	AA+	2,326,994
63,450	Total Tax Obligation/Limited			61,839,593
	Transportation – 3.8% (2.5% of Total Investments)
4,500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	5,100,210
	Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County
	Airport, Series 2012A:
2,345	5.000%, 12/01/23	No Opt. Call	A	2,739,664
4,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	4,403,680
10,845	Total Transportation			12,243,554
	U.S. Guaranteed – 10.3% (6.9% of Total Investments) (4)
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa1 (4)	1,683,660
	5.125%, 5/01/32 (Pre-refunded 5/01/16) – NPFG Insured
3,185	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25	5/16 at 100.00	AA (4)	3,248,318
	(Pre-refunded 5/01/16) – AGM Insured
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series	1/17 at 100.00	AAA	241,132
	2007, 5.000%, 1/01/32 (Pre-refunded 1/01/17)
5,505	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center,	6/22 at 100.00	N/R (4)	6,594,329
	Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)
35	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	N/R (4)	42,031
	5.000%, 12/01/39 (Pre-refunded 12/01/21)
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
635	0.000%, 10/15/30 (Pre-refunded 10/15/16) – NPFG Insured	10/16 at 50.02	AA– (4)	316,211
1,900	5.000%, 10/15/36 (Pre-refunded 10/15/16) – NPFG Insured	10/16 at 100.00	AA– (4)	1,976,418
4,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, MidMichigan Obligated	6/19 at 100.00	AA+ (4)	4,658,520
	Group, Series 2009A, 5.875%, 6/01/39 (Pre-refunded 6/01/19) – AGC Insured
3,415	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Health	5/16 at 100.00	Aaa	3,428,831
	System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)
1,410	New Haven Community Schools, Macomb County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa1 (4)	1,435,916
	5.000%, 5/01/25 (Pre-refunded 5/01/16) – AGM Insured
3,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	8/19 at 100.00	A1 (4)	4,277,728
	Hospital Obligated Group, Refunding Series 2009W, 6.000%, 8/01/39 (Pre-refunded 8/01/19)
1,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,794,885
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
1,535	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa1 (4)	1,630,063
	2007, 5.000%, 5/01/32 (Pre-refunded 5/01/17) – NPFG Insured
2,275	Troy City School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa1 (4)	2,320,227
	5.000%, 5/01/19 (Pre-refunded 5/01/16) – NPFG Insured
30,915	Total U.S. Guaranteed			33,648,269
	Utilities – 13.8% (9.3% of Total Investments)
	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A:
2,750	5.000%, 7/01/33	7/21 at 100.00	AA	3,142,975
6,020	5.000%, 7/01/39	No Opt. Call	AA	6,870,325
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
390	5.000%, 7/01/28	7/18 at 100.00	AA–	423,368
8,250	5.000%, 7/01/32	7/18 at 100.00	AA–	8,897,788
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond
	Trust 4700:
1,700	18.374%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	2,588,964
1,110	18.374%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	1,690,441
	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A:
1,900	5.000%, 1/01/27	1/22 at 100.00	A2	2,107,670
4,530	5.000%, 1/01/43	1/22 at 100.00	A2	4,832,876
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Refunding
	Series 2011:
1,760	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA	1,991,352
1,990	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA	2,238,332
2,180	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA	2,438,722
290	5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	320,476
3,640	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	No Opt. Call	Aa3	4,595,318
	Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured
2,700	Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/44 –	10/25 at 100.00	AA	2,856,816
	BAM Insured
39,210	Total Utilities			44,995,423
	Water and Sewer – 16.6% (11.1% of Total Investments)
425	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	458,503
	7/01/36 – BHAC Insured
10,100	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.000%,	7/16 at 100.00	AA	10,214,431
	7/01/34 – AGM Insured
190	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA	192,153
	5.000%, 7/01/33 – AGM Insured
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding
	Series 2014:
1,000	5.000%, 1/01/32	1/24 at 100.00	AA+	1,162,110
1,000	5.000%, 1/01/33	1/24 at 100.00	AA+	1,158,180
1,000	5.000%, 1/01/34	1/24 at 100.00	AA+	1,152,710
1,855	5.000%, 1/01/44	1/24 at 100.00	AA+	2,098,246
1,190	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	1,273,181
2,605	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AA	2,858,597
	AGC Insured
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,664,400
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,345,148
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012:
2,000	5.000%, 10/01/31	10/22 at 100.00	AAA	2,308,260
1,135	5.000%, 10/01/32	10/22 at 100.00	AAA	1,305,329
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate
	Refunding Series 2013:
2,005	5.000%, 10/01/19	No Opt. Call	AAA	2,295,845
1,955	5.000%, 10/01/22	No Opt. Call	AAA	2,373,878
3,200	5.000%, 10/01/25	10/22 at 100.00	AAA	3,816,096
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water, Refunding Series	No Opt. Call	AAA	2,344,960
	2012, 5.000%, 10/01/20
580	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	2/16 at 100.00	AAA	582,349
	5.000%, 10/01/19
170	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005,	2/16 at 100.00	AAA	170,689
	5.000%, 10/01/19
	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010:
390	5.000%, 10/01/26	No Opt. Call	AAA	450,087
475	5.000%, 10/01/30	No Opt. Call	AAA	545,799
90	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	2/16 at 100.00	AAA	90,358
	5.000%, 10/01/23
	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007:
500	5.000%, 10/01/23	10/17 at 100.00	AAA	538,250
2,000	5.000%, 10/01/24	10/17 at 100.00	AAA	2,153,140
8,245	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%, 11/01/31 –	11/16 at 100.00	AA	8,506,696
	NPFG Insured
	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011:
500	5.250%, 10/01/31	10/21 at 100.00	A	547,185
1,500	5.625%, 10/01/40	10/21 at 100.00	A	1,685,385
700	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 –	7/18 at 100.00	AA–	757,813
	NPFG Insured
49,530	Total Water and Sewer			54,049,778
$ 455,225	Total Long-Term Investments (cost $453,246,092)			484,259,081

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.9% (0.6% of Total Investments)

	MUNICIPAL BONDS – 0.9% (0.6% of Total Investments)

	Tax Obligation/Limited – 0.9% (0.6% of Total Investments)
$ 3,000	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation	No Opt. Call	A-2	$ 3,000,000
	Bonds, Devos Place Project, Variable Rate Demand Obligation, Tender Option Bond Trust 302,
	0.140%, 12/01/31 (6)
	Total Short-Term Investments (cost $3,000,000)			3,000,000
	Total Investments (cost $456,246,092) – 149.5%			487,259,081
	Floating Rate Obligations – (2.0)%			(6,625,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (48.8)% (7)			(159,000,000)
	Other Assets Less Liabilities – 1.3%			4,314,047
	Net Assets Applicable to Common Shares – 100%			$ 325,948,128

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$484,259,081	$—	$484,259,081
Short-Term Investments:
Municipal Bonds	—	3,000,000	—	3,000,000
Total	$—	$487,259,081	$—	$487,259,081

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified with in the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $449,753,089.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$31,591,001
Depreciation	(710,022)
Net unrealized appreciation (depreciation) of investments	$30,880,979

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.6%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Quality Income Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         January 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 29, 2016